Trade receivables, other assets, prepaid expenses and Tax receivables - Schedule of receivables from financing activities (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Trade and other receivables [abstract]
Dealer financing	€ 2,305	€ 1,644
Retail financing	5,505	2,475
Finance leases	133	7
Other	1,051	580
Receivables from financing activities	€ 8,994	€ 4,706